HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042               HV-5795 - PremierSolutions Standard (Series A)

333-72042               HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042               HV-6779 - PremierSolutions Standard (Series A-II)

333-151805       HV-6776 - Premier Innovations(SM)

333-151805       HV-6777 - Hartford 403(b) Cornerstone Innovations

333-151805       HV-6778 - Premier Innovations(SM) (Series II)

Supplement dated July 29, 2016 to your Prospectus

FUND NAME CHANGE

Effective August 1, 2016, the following name changes will be made to your Prospectus:

Current Name	New Name

RidgeWorth Large Cap Value Equity Fund - Class A	RidgeWorth Ceredex Large Cap Value Equity Fund - Class A
RidgeWorth Mid-Cap Value Equity Fund - Class A	RidgeWorth Ceredex Mid-Cap Value Equity Fund - Class A
RidgeWorth Small Cap Value Equity Fund - Class A	RidgeWorth Ceredex Small Cap Value Equity Fund - Class A

As a result of the change, all references to the Current Names in your Prospectus are deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.